Provisions and other non-financial liabilities - Changes in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Total provisions, initial balance	$ 1,361,199	$ 378,704	$ 166,783
Changes
Additional provisions	1,935,059	3,056,824	287,568
Provision used	(2,824,129)	(2,060,321)	(65,358)
Increase (decrease) in foreign currency exchange	(838)	(32)	(72)
Others	(18,519)	(13,976)	(10,217)
Total Increase (decreases)	(908,427)	982,495	211,921
Total provisions, ending balance	452,772	1,361,199	378,704
Legal complaints
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Total provisions, initial balance	53,709	49,741	10,165
Changes
Additional provisions	266	3,981	48,012
Provision used	(52,707)	0	(8,399)
Increase (decrease) in foreign currency exchange	33	(1)	(37)
Others	0	(12)	0
Total Increase (decreases)	(52,408)	3,968	39,576
Total provisions, ending balance	1,301	53,709	49,741
Provision for dismantling, restoration and rehabilitation cost
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Total provisions, initial balance	53,995	58,592	61,265
Changes
Additional provisions	12,127	7,085	7,302
Provision used	0	0	0
Increase (decrease) in foreign currency exchange	0	(35)	0
Others	(7,663)	(11,647)	(9,975)
Total Increase (decreases)	4,464	(4,597)	(2,673)
Total provisions, ending balance	58,459	53,995	58,592
Other provisions
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Total provisions, initial balance	1,253,495	270,371	95,353
Changes
Additional provisions	1,922,666	3,045,758	232,254
Provision used	(2,771,422)	(2,060,321)	(56,959)
Increase (decrease) in foreign currency exchange	(871)	4	(35)
Others	(10,856)	(2,317)	(242)
Total Increase (decreases)	(860,483)	983,124	175,018
Total provisions, ending balance	$ 393,012	$ 1,253,495	$ 270,371